Consolidated Statements of Stockholders' Equity (Deficiency) (USD $)	Total	Preferred Stock [Member]	Common stock [Member]	Additional paid-in capital [Member]	Deficit accumulated during the development stage [Member]	Subscription Receivable [Member]
Balance at Dec. 08, 2010
Balance (in shares) at Dec. 08, 2010
Common stock issued for services to founders ($0.0001)	750		750
Common stock issued for services to founders ($0.0001) (in shares)			7,500,000
Common stock issued for cash ($0.15/ per share)	82,250		55	82,645		(450)
Common stock issued for cash ($0.15/ per share) (in shares)			551,339
In kind contribution of services	8,000			8,000
Net loss	(12,295)				(12,295)
Balance at Apr. 30, 2011	78,705		805	90,645	(12,295)	(450)
Balance (in shares) at Apr. 30, 2011			8,051,339
Cash collected on subscription receivable	450					450
Common stock issued for cash ($0.15/ per share)	135,000		90	134,910
Common stock issued for cash ($0.15/ per share) (in shares)			900,012
Stock offering costs	10,000			10,000
In kind contribution of services	20,800			20,800
Net loss	(78,215)				(78,215)
Balance at Apr. 30, 2012	146,740		895	236,355	(90,510)
Balance (in shares) at Apr. 30, 2012			8,951,351
Stock offering costs	(1,825)			(1,825)
In kind contribution of services	20,800			20,800
Net loss	(191,849)				(191,849)
Balance at Apr. 30, 2013	(26,134)		895	255,330	(282,359)
Balance (in shares) at Apr. 30, 2013			8,951,351
In kind contribution of services	10,400			10,400
Net loss	(64,121)				(64,121)
Balance at Oct. 31, 2013	$ (79,855)		$ 895	$ 265,730	$ (346,480)
Balance (in shares) at Oct. 31, 2013			8,951,351